Summary of Significant Accounting Policies - Schedule of Revenues are Disaggregated by Timing of Revenue Recognition (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	$ 338,084	$ 312,709
Revenue recognized at a point of time [Member]
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	301,535	278,663
Revenue recognized over time [Member]
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	$ 36,549	$ 34,046